RESTRICTED NET ASSETS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted net assets	$ 351,978	$ 376,835
Restricted assets attributable to VIEs	146,375	159,565
Statutory reserves	$ 205,603	$ 217,270